REVENUE (Tables)	9 Months Ended
Sep. 30, 2022
SCHEDULE OF PRODUCT AND SERVICE REVENUE

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
Product sales	$1,359,986	$1,351,527	$4,530,686	$3,968,807
Drone service	516,235	411,746	1,760,212	1,073,440
Services	-	133,719	-	376,353
	$1,876,221	$1,896,992	$6,290,898	$5,418,600

SCHEDULE OF GEOGRAPHIC REVENUE

Geographic revenue segmentation is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
Canada	$1,464,412	$1,296,163	$5,604,877	$3,573,820
United States	411,809	600,401	686,021	1,800,513
International	-	428	-	44,267
	$1,876,221	$1,896,992	$6,290,898	$5,418,600

SCHEDULE OF OPERATING SEGMENTS

Non-current assets for each geographic segment are as follows:

As at September 30, 2022	Canada	United States
Goodwill	$2,166,564	$4,079,891
Property and equipment	292,012	-
Intangible assets	186,229	296,148
Investments	222,785	-
Notes receivable	256,114	1,286,299
Right of use assets	375,586	-
	$3,499,290	$5,662,338